Taxation - Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes	$ 28,311	175,646	144,269	181,135
Income tax computed at the statutory tax rate of 25%	7,078	43,912	36,067	45,284
Effect of different tax rates in different jurisdictions	478	2,960	7,910	5,506
Non-deductible expenses	1,916	11,887	6,448	1,530
Interests and penalties on unrecognized tax positions	329	2,044	3,576	1,929
Changes of valuation allowance	(76)	(466)	(6,070)
Withholding tax	3,306	20,513	15,907
Income tax expense	$ 13,032	80,850	63,838	54,249